Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000233574 [Member] | Siemens Energy A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000233574 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000233574 [Member] | ABB Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000233574 [Member] | Lockheed Martin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000233574 [Member] | E ON S E [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000233574 [Member] | GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000233574 [Member] | Engie S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000233574 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000233574 [Member] | Shell PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000233574 [Member] | SPDR Gold MiniShares Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000233574 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000233574 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000233574 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000233574 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000233574 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000233574 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000233574 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000233574 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000233574 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.80%
C000233574 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000237806 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000237806 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000237806 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000237806 [Member] | Contemporary Amperex Technology Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000237806 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000237806 [Member] | Vestas Wind Systems A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000237806 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000237806 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000237806 [Member] | CRISPR Therapeutics A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000237806 [Member] | Nextpower Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000237806 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000237806 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000237806 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000237806 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000237806 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000237806 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000237806 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000237806 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000237806 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000237806 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000237806 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000237806 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000237806 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000240275 [Member] | Siemens Energy A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000240275 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000240275 [Member] | KraneShares CSI China Internet ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000240275 [Member] | Snowflake Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000240275 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000240275 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000240275 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000240275 [Member] | Synopsys Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000240275 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000240275 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000240275 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000240275 [Member] | Electrical Components And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240275 [Member] | Machinery Construction And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000240275 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000240275 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000240275 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000240275 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000240275 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000240275 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.10%
C000240275 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000247342 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000247342 [Member] | TE Connectivity PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000247342 [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000247342 [Member] | Garmin Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000247342 [Member] | Labcorp Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000247342 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000247342 [Member] | Stryker Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000247342 [Member] | CNH Industrial N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000247342 [Member] | GE HealthCare Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000247342 [Member] | Kyocera Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000247342 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000247342 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000247342 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000247342 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000247342 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000247342 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000247342 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000247342 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000247342 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000247342 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000247342 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000247342 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000247342 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.20%